Share Capital - Schedule of Share Capital (Details) - 12 months ended Dec. 31, 2024	HKD ($) shares	USD ($) shares
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	12,500,000	12,500,000
Adjusted balance, Number of shares, Total (in Dollars and Dollars)	$ 9,750	$ 1,255
Issuance of Class A ordinary shares for debt conversion, Number of shares	597,856	597,856
Issuance of Class A ordinary shares for debt conversion, Number of shares, Total (in Dollars and Dollars)	$ 466	$ 60
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares	1,426,750	1,426,750
Issuance of Class A ordinary shares for initial public offering, net of related expenses,Number of shares, Total (in Dollars and Dollars)	$ 1,113	$ 144
Underwriters’ exercise of over-allotment option, Number of shares	99,765	99,765
Underwriters’ exercise of over-allotment option, Number of shares, Total (in Dollars and Dollars)	$ 78	$ 10
Issuance of Class A ordinary shares for commitment fee, Number of shares	63,898	63,898
Issuance of Class A ordinary shares for commitment fee Number of shares, Total (in Dollars and Dollars)	$ 50	$ 6
Balance, Number of shares	14,688,269	14,688,269
Balance, Number of shares, Total (in Dollars and Dollars)	$ 11,457	$ 1,475
Previously Reported [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	12,500,000	12,500,000
Adjusted balance, Number of shares, Total (in Dollars and Dollars)	$ 390,000	$ 50,208
Adjustment of par value per share upon re designated and re classified of ordinary shares to capital reserve [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares
Adjusted balance, Number of shares, Total (in Dollars and Dollars)	$ (380,250)	$ (48,953)
Ordinary shares - Class A [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	10,500,000	10,500,000
Issuance of Class A ordinary shares for debt conversion, Number of shares	597,856	597,856
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares	1,426,750	1,426,750
Underwriters’ exercise of over-allotment option, Number of shares	99,765	99,765
Issuance of Class A ordinary shares for commitment fee, Number of shares	63,898	63,898
Balance, Number of shares	12,688,269	12,688,269
Ordinary shares - Class A [Member] | Previously Reported [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	10,500,000	10,500,000
Ordinary shares - Class A [Member] | Adjustment of par value per share upon re designated and re classified of ordinary shares to capital reserve [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares
Ordinary shares - Class B [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	2,000,000	2,000,000
Issuance of Class A ordinary shares for debt conversion, Number of shares
Issuance of Class A ordinary shares for initial public offering, net of related expenses, Number of shares
Underwriters’ exercise of over-allotment option, Number of shares
Issuance of Class A ordinary shares for commitment fee, Number of shares
Balance, Number of shares	2,000,000	2,000,000
Ordinary shares - Class B [Member] | Previously Reported [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares	2,000,000	2,000,000
Ordinary shares - Class B [Member] | Adjustment of par value per share upon re designated and re classified of ordinary shares to capital reserve [Member]
Schedule of Share Capital [Line Items]
Adjusted balance, Number of shares